SEGMENT INFORMATION (Tables)	6 Months Ended
Dec. 31, 2019
SEGMENT INFORMATION
Schedule of operating results group's reporting segments

	Seed and
	integrated	Crop	Crop
Period ended December 31, 2019	products	protection	nutrition	Consolidated

Revenues
Sale of goods and services	18,191,663	50,376,063	28,718,480	97,286,206
Royalties	1,216,161	—	—	1,216,161
Others
Government grants	24,236	—	—	24,236
Initial recognition and changes in the fair value of biological assets	—	719,343	—	719,343
Total	19,432,060	51,095,406	28,718,480	99,245,946

Cost of sales	(7,257,723)	(28,626,084)	(17,423,995)	(53,307,802)
Gross margin per segment	12,174,337	22,469,322	11,294,485	45,938,144
% of Segment Revenue	63%	44%	39%	46%

	Seed and
	integrated	Crop	Crop
Period ended December 31, 2018	products	protection	nutrition	Consolidated

Revenues
Sale of goods and services	18,962,636	46,435,705	26,141,232	91,539,573
Royalties	518,933	—	—	518,933
Others
Government grants	12,960	—	—	12,960
Total	19,494,529	46,435,705	26,141,232	92,071,466

Cost of sales	(6,285,219)	(26,078,960)	(15,288,500)	(47,652,679)
Gross margin per segment	13,209,310	20,356,745	10,852,732	44,418,787
% of Segment Revenue	68%	44%	42%	48%